Trade and Other Receivables	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables
Trade and other receivables

6. Trade and other receivables

	December 31,	December 31,
	2023	2022

Trade receivables	$5,875	$5,624
Other receivables	3,611	5,928
	$9,486	$11,552

Other receivables as at December 31, 2022 include $5.3 million in refundable tax credits from the Galena Complex through the Employee Retention Credit under the U.S. CARES Act collected in April 2023.